Statutory Prospectus Supplement dated September 20, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve Shares and Investor Class shares, as applicable, for each of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dividend Growth Securities Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Financial Services Fund
Invesco Floating Rate Fund
Invesco Fundamental Value Fund
Invesco Global Fund
Invesco Global Advantage Fund
Invesco Global Core Equity Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Health Sciences Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco Municipal Bond Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Equity Fund
Invesco Select Real Estate Income Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Securities Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Utilities Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund

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Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.
The following information was added as a new heading under “SHAREHOLDER ACCOUNT INFORMATION — Redeeming Shares” on page A-9 in the Prospectus:
“Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.
Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.”

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Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional shares of the Fund listed below:
Invesco Alternative Opportunities Fund
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco Alternative Opportunities Fund (the “Fund”). In order to effect such liquidation, the Fund will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.
MS-AOPP-SUP-1 092010

Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco FX Alpha Plus Strategy Fund
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco FX Alpha Plus Strategy Fund (the “Fund”). In order to effect such liquidation, the Fund will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.
MS-FXAPS-SUP-1 092010

Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco FX Alpha Strategy Fund
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco FX Alpha Strategy Fund (the “Fund”). In order to effect such liquidation, the Fund will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.
MS-FXAS-SUP-1 092010

Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco International Growth Equity Fund
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco International Growth Equity Fund (the “Fund”). In order to effect such liquidation, the Fund will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.
MS-IGE-SUP-1 092010

Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Global Bond Fund
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco Van Kampen Global Bond Fund (the “Fund”). In order to effect such liquidation, the Fund will close to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.
VK-GBD-SUP-1 092010